ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional Information (Details)	1 Months Ended
	Sep. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2016 CNY (¥)
Accounts Payable and Accrued Liabilities
Funds raised for the development of CrossFire new mobile game						$ 8,630,080	¥ 56,311,274	¥ 57,499,910
Refund claimed through civil suit	$ 13,000,000
Inner Mongolia Culture Assets and Equity Exchange | CrossFire New Mobile Game
Accounts Payable and Accrued Liabilities
Funds raised for the development of CrossFire new mobile game				$ 8,800,000		8,800,000	57,500,000		¥ 57,500,000
Additional funds aimed to be raised for the development of CrossFire new mobile game				15,300,000		$ 15,300,000	¥ 100,000,000		¥ 100,000,000
Principal amount of refund claimed through civil suit		$ 8,800,000	¥ 57,500,000	8,800,000	¥ 57,500,000
Interest amount of refund claimed through civil suit		$ 700,000	¥ 4,600,000	$ 700,000	¥ 4,600,000